Other financial assets	12 Months Ended
Dec. 31, 2025
Other financial assets [Abstract]
Other financial assets
Note 18—Other financial assets
At initial recognition, the group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss
(‘FVTPL’
), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss. Changes in the fair value of financial assets at FVTPL are recognized in ‘Other non-operating
income /

expenses’ in the statement of profit or loss as applicable (refer to Note 9). Refer to Note 23 for the fair value hierarchy.

€ million	2025	2024
Other financial assets:
At FVTPL
Listed equity securities	2	1
Other equity securities	91	19
Debt securities	19	—
Collateral	8	—
Other financial assets	9	14

	129	34

At amortised cost:
Other financial assets	15	—

Total other financial assets	144	34
Of which:
Non-current	135	34
Current	9	0
As part of the Intelsat acquisition, SES acquired other equity securities of EUR 57 million
,
debt securities of EUR 15
million, and other financial assets of EUR 89 million (values as of acquisition date), of which total acquired value EUR 154 million was non-current and EUR 7 million was current.
The debt securities
primarily

consist of a note purchase agreement with a certain privately held company, whereby the company issued us a convertible promissory note in the amount of EUR
13
 million. The note bears interest at
5.0
% annually and matures in February 2028. The principal and accrued interest shall be due and payable on or after the maturity date upon demand by the requisite note holders.
The other financial assets acquired included a loan receivable of EUR
65
million, measured at fair value at acquisition date. Subsequently, on 22 July, the borrower repaid the loan in full, including a prepayment penalty fee of EUR

2 million.
On 5 March 2025, the Group acquired equity securities in a company for a consideration of EUR 19 million. In September 2025, the same investee company issued a convertible promissory note in which SES invested a further EUR
 4 million.
Collateral balance amounting to EUR 8 million (2024: EUR nil) represents amounts held in escrow as a compensating balance for certain outstanding letters of credit.